Concentration Risk (Tables)	6 Months Ended
Jun. 30, 2025
Concentration Risk [Abstract]
Schedule of Concentration Risk

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the six months ended June 30,
	2024	2025
Percentage of the Group’s total revenue
Customer A	16%	10%
Customer B	20%	21%
Customer C	18%	15%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	December 31,	June 30,
	2024	2025
Percentage of the Group’s accounts receivable
Customer D	22%	18%
Customer E	16%	14%
Customer F	15%	15%
Customer G	10%	*

The following table sets forth a summary of each supplier who represent 10% or more of the Group’s total purchase:

	For the six months ended June 30,
	2024	2025
Percentage of the Group’s total purchase
Supplier A	13%	15%
Supplier B	14%	14%
Supplier C	*	12%

*	represent percentage less than 10%